Plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Plant and equipment
Schedule of plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling
	equipment	software	Vehicles	Improvements	use assets	and molds	Total
Cost:
December 31, 2019	$438,358	$209,170	$299,386	$396,303	$1,590,456	$6,064,826	$8,998,499
Additions	32,937	208,294	1,090,673	64,495	465,312	1,738,462	3,600,173
Disposals/write off	—	—	(10,907)	(28,366)	—	(299,606)	(338,879)
Lease termination and derecognition[1,2]	—	—	—	—	(425,932)	—	(425,932)
Foreign exchange translation difference	6,528	3,734	5,445	2,944	30,262	110,287	159,200
December 31, 2020	477,823	421,198	1,384,597	435,376	1,660,098	7,613,969	11,993,061
Additions	448,918	584,307	1,816,568	1,124,818	1,575,434	387,260	5,937,305
Transfer to R&D3	—	(1,971)	(894,316)	—	—	—	(896,287)
Foreign exchange translation difference	689	41	—	482	2,520	—	3,732
December 31, 2021	927,430	1,003,575	2,306,849	1,560,676	3,238,052	8,001,229	17,037,811
Amortization:
December 31, 2019	238,223	100,324	256,588	182,599	512,902	—	1,290,636
Additions	67,030	96,191	41,005	112,591	414,102	903,756	1,634,675
Disposals	—	—	(7,588)	(23,119)	—	(9,847)	(40,554)
Lease termination and derecognition[1,2]	—	—	—	—	(204,590)	—	(204,590)
Foreign exchange translation difference	4,068	1,816	4,667	1,685	10,350	—	22,586
December 31, 2020	309,321	198,331	294,672	273,756	732,764	893,909	2,702,753
Additions	97,760	249,754	340,621	116,105	767,293	2,675,815	4,247,348
Transfer to R&D3	—	(219)	(38,022)	—	—	—	(38,241)
Foreign exchange translation difference	985	38	—	455	586	—	2,064
December 31, 2021	$408,066	$447,904	$597,271	$390,316	$1,500,643	$3,569,724	$6,913,924
Net book value:
December 31, 2020	$168,502	$222,867	$1,089,925	$161,620	$927,334	$6,720,060	$9,290,308
December 31, 2021	$519,364	$555,671	$1,709,578	$1,170,360	$1,737,409	$4,431,505	$10,123,887

[1] The Company entered into a sublease agreement for its office space in Los Angeles, USA, with effect from February 1, 2020. As a result of the sublease, the Company derecognized the right-of-use asset relating to the head lease with a cost of $298,708 and accumulated amortization of $120,131.

[2] The Company terminated one of its warehouse leases on January 31, 2020. As a result of the termination, the Company derecognized the right-of-use asset of the warehouse with a cost of $127,224 and accumulated amortization of $84,459.

[3] Vehicles with cost of $894,316 and accumulated depreciation of $38,022 were transferred to R&D usage.